Investment Strategy - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests a majority of its assets in investments in domestic, and U.S. dollar denominated foreign, income-producing securities. These securities are (i) below investment-grade (also known as “junk” bonds) and investment grade fixed income securities, asset-backed securities, collateralized loan obligations (“CLOs”), hybrid corporate securities that combine equity and debt characteristics such as preferred stocks, bank loans, and U.S. government securities, and (ii) equity securities. The Fund may make these investments directly or, from time to time, indirectly through exchange traded funds (“ETFs”), which include inverse ETFs and through closed end funds. The targeted duration range of the Fund is between 1.5 years and 4.5 years.

The Fund’s investment strategy seeks to capitalize on inefficiencies in the public trading markets for fixed-income securities and bank loans using the proprietary methodology of the Adviser, described below.

Industry Allocation and Security Selection

The Adviser employs a disciplined and balanced approach that combines top-down and bottom-up analysis to determine industry allocations and security selection. Top-down analysis is a method of analysis that involves looking at the industry in which a company operates or at the economy as a whole first, and then analyzing duration, sector and industry allocations. Bottom-up analysis is a method of analysis that focuses on the analysis of individual companies rather than on the industry in which that company operates or on the economy as a whole. Furthermore, the Adviser uses fundamental research to inform industry allocation and security selection decisions by assessing factors affecting the eligible securities’ and industries’ value and momentum as well as fundamental factors (i.e., forecasted cash flow and credit quality outlook, the effect of economic cyclicality, and overall management quality). The industries in which the Fund may invest are the 74 industries included in the Global Industry Classifications Standards.

Sector Allocation

The Adviser uses a combination of top-down and bottom-up analysis to determine sector allocation. The Adviser assesses the relative value of the securities across eligible sectors informed by an assessment of factors affecting each eligible sector’s value and momentum as well as fundamental factors (i.e., overall market conditions, business and credit cycle conditions, economic growth and inflation forecasts, government policy actions, and historical yield and return volatility versus forecasts). The Fund may invest in USD-denominated-securities in all bond market sectors.

Tactical Trading Opportunities

The Fund seeks to capitalize on market volatility that is due to short-term causes in the marketplace. The Adviser quickly makes assessments of fundamentals, valuations and momentum to accommodate the short-term event, portfolio action and subsequent resolution. These opportunities take the form of incremental adjustments to security-specific weightings and sector allocations.

In addition, the Fund seeks to take advantage of new issues trading and special situations:

●	New Issues Trading. Typically, new issues of fixed income securities are priced cheaply relative to the market to facilitate placement. Thereafter, the prices often tighten in the secondary market. The price for a lesser-known issuer can be significantly cheaper relative to the market. The Fund may acquire new issues of a less liquid issuer in an industry that is less closely followed since the issuer may have to provide additional yield to attract buyers.

●	Special Situations. Special trading opportunities arise as companies restructure, are acquired or go through other changes that can be analyzed and exploited. Such situations may offer a profit potential of several points due to tenders or make-whole calls that may come about because of an issuer’s desire to remove restrictive covenants in its bonds.

Duration Management

The Fund seeks to maintain a limited duration in order to reduce the impact of rising interest rates on its total return. The Fund considers both duration and effective duration in determining the duration of the fixed income securities in which it invests. Duration is a measurement of how long, in years, it takes for the price of a bond to be repaid by its internal cash flows. The longer a bond’s duration, the greater impact rising interest rates have on the bond’s returns and volatility. Effective duration is a duration calculation for bonds with embedded options (meaning they have a feature that allows the bond to be called earlier than its stated duration) where the approximate percentage change in a bond’s price given a 100 bps change in interest rates is measured. Effective duration takes into account that expected cash flows will fluctuate as interest rates change. The duration decision for the Fund is based on optimizing the positioning of the portfolio across the credit curve. The decision is dependent, in part, on the economic outlook of the market as determined by the Adviser.